Deposits (Tables)	Mar. 31, 2024
Miscellaneous non-current assets [abstract]
Schedule of information about deposits [Table Text Block]
Description	March 31, 2024	March 31, 2023
Bodens Energi	$258	$217
Atnorth	292	-
Equipment Deposits	26,307	35,431
Vattenfall AB	1,191	1,225
	28,048	36,873
Equipment deposit provision, opening	(27,331)	-
Equipment deposit provision, reclassed	15,200	-
Equipment deposit provision	-	(27,331)
Total	$15,917	$9,542